Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties
Transactions with Related Parties

2.Transactions with Related Parties

The following amounts were charged by related parties for services rendered:

	2011	2010	2009
Tsakos Shipping and Trading S.A. (commissions)	5,461	6,276	6,086
Tsakos Energy Management Limited (management fees)	15,298	13,843	12,973
Tsakos Columbia Shipmanagement S.A.	1,237	634	—
Argosy Insurance Company Limited	9,933	9,361	10,316
AirMania Travel S.A.	2,129	437	727

Total expenses with related parties	34,058	30,551	30,102

Balances due from and to related parties are as follows:

	December 31,
Due from related parties	2011	2010
Tsakos Shipping and Trading	—	2,977
Tsakos Columbia Shipmanagement Ltd	1,641	—

Total due from related parties	1,641	2,977

Due to related parties
Tsakos Shipping and Trading	89	—
Tsakos Energy Management Limited	52	75
Tsakos Columbia Shipmanagement Ltd	—	56
Argosy Insurance Company Limited	607	612
AirMania Travel S.A.	315	36

Total due to related parties	1,063	779

There is also, at December 31, 2011 an amount of $691 ($794 in 2010) due to Tsakos Shipping and Trading S.A. and $243 ($207 in 2010) due to Argosy Insurance Limited, included in Accrued liabilities which relates to services rendered by related parties not yet invoiced.

(a)Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee. Per the Management Agreement of March 8, 2007, effective from January 1, 2008, there is a prorated adjustment if at beginning of each year the Euro has appreciated by 10% or more against the U.S. Dollar since January 1, 2007. In addition, there is an increase each year by a percentage figure reflecting 12 month Euribor, if both parties agree. As a consequence, from January 1, 2010, monthly management fees for operating vessels were $24.0 per owned vessel and $17.7 for chartered in vessels or for owned vessels chartered out on a bare-boat basis ($23.7 and $17.5 respectively in 2009.). From July 1, 2010, the monthly management fees for operating vessels were increased to $27.0 per owned vessel except for the LNG carrier which bears a monthly fee of $32.0 of which $7.0 is paid to the Management Company and $25.0 to a third party manager. The monthly management fees for chartered-in vessels or for owned vessels chartered out on a bare-boat basis were increased to $20.0. Those fees applied until December 31, 2011. From January 1, 2012 monthly fees for operating vessels are $27.5, for vessels chartered out or on a bare-boat basis are $20.4 and from April 1, 2012 for the LNG carrier $35 of which $10 is paid to the Management Company and $25 to a third party manager.

In addition to the management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. The incentive award program is based on the Company’s annual return on equity (“ROE”). In 2011 and 2009, there was no such award, whereas in 2010, there was a special award of $425. The awards are expensed and recognized in accrued liabilities in the accompanying Consolidated Financial Statements when applicable.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director was elected to the Holding Company’s Board of Directors without having been recommended by the existing board, the Management Company would have the right to terminate the Management Agreement on ten days notice, and the Holding Company would be obligated as at December 31, 2011 to pay the Management Company an amount of approximately $134,549 calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels as at December 31, 2011, scheduled for future delivery, are:

Year	Amount
2012	16,025
2013	15,524
2014	15,630
2015	15,630
2016 to 2021	85,965

148,774

Management fees for vessels are included in the accompanying Consolidated Statements of Income. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.0 in 2011 and in the second half of 2010, $17.7 per vessel in the first half of 2010, and $17.5 per vessel in 2009. These fees in total amounted to $588, $620 and $858 for 2011, 2010 and 2009, respectively, and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction.

(b)Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by Tsakos family private interests and by a private German Group. TCM, at the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM, and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on Company vessels. The Company also pays to TCM certain fees to cover expenses relating to internal control procedures and information technology services which are borne by TCM on behalf of the Company.

 (c)Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): Until June 30, 2010 the Management Company had appointed Tsakos Shipping to provide technical management to the Company’s vessels. From July 1, 2010 such technical management is performed by TCM, while Tsakos Shipping continues to provide services to the Company’s vessels as described below. Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company, and are also shareholders, and directors of the Holding Company. Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays to Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Commissions in the accompanying Consolidated Statements of Income. Tsakos Shipping also provides sale and purchase of vessels brokerage service. For this service, Tsakos Shipping may charge brokerage commission. In 2011, 2010 and 2009 this commission was approximately 1% of the sale price of a vessel. Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. In 2011, $2,800 has been charged for fourteen vessels delivered between 2007 and September 2011. This amount was added to the cost of the vessels concerned and is being amortized over the remaining life of the vessels.

Up to June 30, 2010, the Management Company, at its own expenses, paid technical management fees to Tsakos Shipping, and the Company paid directly to Tsakos Shipping most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of Tsakos Shipping personnel sent overseas to supervise repairs and perform inspections on Company vessels. Commissions due to Tsakos Shipping by the Company have been netted-off against amounts due from Tsakos Shipping for advances made, and the net amount is included in Due from related Companies.

(d)Other affiliated companies: In 2010, the Company acquired four panamax tankers from affiliated companies for $54,500 each (Note 5). The first two, which were delivered in July and August 2010, had attached time charters and the second pair delivered in November and October 2010, had attached pool employment arrangements at market rates. Both the time charters and pool employment arrangements were determined to be at fair market value (Note 15(c)); therefore, no intangible assets or liabilities were recognized upon assumption of these time charters.

The Company also assumed the remaining unpaid balances of $86,024 related to the financing of two of the panamaxes. The assumed loans were determined to be at fair market value (Note 15(c)); therefore, no gain or loss was recognized upon assumption of the loans.

(e)Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping.

(f)AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services.